CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 69,345	$ 10,520
Restricted cash	271	271
Short-term deposits		35,465
Trade receivables, net	4,596	3,780
Inventory	4,426	3,717
Other current assets	1,032	1,712
Total current assets	79,670	55,465
NON-CURRENT ASSETS:
System components	1,707	1,273
Leased systems, net	3,959	3,700
Other property and equipment, net	752	389
Right-of-use assets	5,530	428
Other long-term assets	2,698	1,717
Total non-current assets	14,646	7,507
Total assets	94,316	62,972
CURRENT LIABILITIES:
Trade payables	2,868	758
Deferred revenues	4,434	2,504
Liability in respect of government grants	1,293	1,008
Current maturities of lease liabilities	824	232
Other accounts payable	5,927	5,259
Total current liabilities	15,346	9,761
NON-CURRENT LIABILITIES:
Deferred revenues	3,625	5,314
Liability in respect of government grants	5,803	6,077
Lease liabilities	4,800	239
Warrants liability	2,429
Total non-current liabilities	16,657	11,630
EQUITY:
Share capital Ordinary shares of NIS 0.4 par value: Authorized- 120,000,000 ordinary shares; Issued and outstanding- 37,626,427 ordinary shares on December 31, 2024 and 33,242,189 ordinary shares on December 31, 2023	413	367
Share premium	157,597	140,344
Reserve for share-based payment	4,872	4,360
Currency translation adjustments	(2,188)	(2,188)
Accumulated deficit	(98,381)	(101,302)
Total equity	62,313	41,581
Total equity and liabilities	$ 94,316	$ 62,972